401(k) Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Voluntary contributions by employees	100.00%
Matching contributions	100.00%	100.00%	100.00%
Employee contributions	6.00%	6.00%	6.00%
Total expense incurred in employer matching contribution	$ 242,000	$ 246,000	$ 212,000